Related-Party Transactions (Details Narrative) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Loans payable - related party	$ 37,300	$ 46,100	$ 30,000